Short Term Investments (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Short Term Investments [Abstract]
Schedule of Short Term Investments	The components of short term investments were as follows:
(In USD) As at	December 31, 2024	March 31, 2024

Certificate of deposits	$-	$298,495
Short term investments	$-	$298,495

The components of short term investments were as follows:

(In USD)
As at	March 31, 2024	March 31, 2023

Certificate of deposits*	$298,495	$-
Short term investments	298,495	-

*	In April 2024, Lease Plan India Private Limited invoked the bank guarantee provided as bank guarantee during the restructuring process, resulting in the adjustment of a certificate of deposit amounting to $127,609. However, as of March 31, 2024, the event has considered probable and thus, certificate of deposits has been adjusted against the outstanding liability of Lease Plan India Private Limited as of balance sheet date (Refer Note 12).

The components of short term investments were as follows:

As at	March 31, 2024	March 31, 2023

Certificate of deposits with related parties*	-	166,540
Short term investments	-	166,540

*	Mahindra & Mahindra Financial Services Limited was a related party till December 28, 2023, hence the outstanding balance as on March 31, 2024 with the related party has been disclosed under certificate of deposits in Note 8(a) above.